Prepaids and Deposits & Deposits on Equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Prepaids and Deposits & Deposits on Equipment

4.	Prepaids and Deposits & Deposits on Equipment

	December 31, 2025	December 31, 2024
Prepaid exploration and evaluation expenditures	$1,197,155	$966,833
Prepaid consulting fees	192,473	—
Other prepaid expenses	58,006	68,606
	$1,447,634	$1,035,439

During the year ended December 31, 2025, the Company paid deposits on equipment of $1,645,476 (US$1,199,904) for the purchase of exploration and evaluation equipment. As of December 31, 2025, the equipment has not been delivered, and the deposit is included in deposits on equipment.